RELATED PARTY TRANSACTIONS (Schedule of Recognized Revenue and Cost of Net Sales for Sales of Telecommunications Equipment and Services to Affiliates of Softbank) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Total net sales	$ 117,103,000	$ 129,420,000	$ 164,439,000
Cost of net sales	89,235,000	107,292,000	124,219,000
Gross profit	$ 27,868,000	$ 22,128,000	40,220,000
Softbank and affiliates [Member]
Related Party Transaction [Line Items]
Total net sales			90,302,000
Cost of net sales			59,052,000
Gross profit			$ 31,250,000